Maximum Potential Amount of Future Payments of Performance Guarantees Guarantees on Loans Guarantees on Securities and Other Guarantees Classified Based on Internal Ratings (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,803		¥ 3,416
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,673	[1]	2,387	[1]
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,130		¥ 1,029

[1]	Investment grade in the internal rating scale generally corresponds to BBB- or above in external rating scale.